Postretirement Health Care and Life Insurance Benefits (Details 3) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Postretirement Health Care and Life Insurance Benefits [Member]
Weighted-average assumptions used to determine benefit obligations
Discount rate		4.10%	4.90%
Measurement date		Dec. 31, 2014	Dec. 31, 2013
Weighted-average assumptions used to determine net periodic benefit cost
Discount rate		4.90%	4.21%	5.05%
Measurement date		December 31, 2013	December 31, 2012	December 31, 2011
Assumed health care cost trend rates, One percentage point increase
One Percentage-Point Increase Effect on total service and interest cost components	[1]	$ 4.1
One Percentage-Point Decrease Effect on total service and interest cost component	[1]	(3.8)
One Percentage-Point Increase Effect on total postretirement benefit obligation	[1]	80.6
One Percentage-Point Decrease Effect on total postretirement benefit obligation	[1]	$ (70.3)
Pre-Medicare [Member]
Assumed health care cost trend rate
Health care cost trend rate assumed for next year		7.00%	6.26%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)		4.75%	4.67%
Year that the rate reaches the ultimate trend rate		2021	2023
Post-Medicare [Member]
Assumed health care cost trend rate
Health care cost trend rate assumed for next year		6.00%	6.26%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)		4.75%	4.67%
Year that the rate reaches the ultimate trend rate		2021	2023

[1]	In addition to the effect on total service and interest cost components of expense, changes in trend rates would also increase or decrease the actuarial gain or loss amortization expense component. The impact on actuarial gain or loss amortization would approximate the increase or decrease in the obligation divided by 11.70 years at January 1, 2015.